LONG-TERM BANK LOAN (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
LONG-TERM BANK LOAN
Long-term bank loan	$ 434,909	$ 421,408
China Construction Bank
LONG-TERM BANK LOAN
Annual Interest Rate	3.40%
Maturity date	Nov. 13, 2027
Long-term bank loan	$ 434,909	$ 421,408